UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04809

LIBERTY ALL-STAR EQUITY FUND

(Exact name of registrant as specified in charter)

1290 Broadway, Suite 1100, Denver, Colorado 80203

(Address of principal executive offices) (Zip code)

Tané T. Tyler, Esq.

ALPS Fund Services, Inc.

1290 Broadway, Suite 1100

Denver, Colorado 80203

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 623-2577

Date of fiscal year end: December 31

Date of reporting period: January 1 – March 31, 2010

Item 1 – Schedule of Investments.

LIBERTY ALL-STAR EQUITY FUND

SCHEDULE OF INVESTMENTS

As of March 31, 2010 (Unaudited)

	SHARES	MARKET VALUE
COMMON STOCKS (97.82%)
▶ CONSUMER DISCRETIONARY (11.41%)
Auto Components (1.52%)
Johnson Controls, Inc.	122,000	$4,024,780
Magna International, Inc., Class A(a)	179,315	11,090,633

		15,115,413

Diversified Consumer Services (0.58%)
Apollo Group, Inc., Class A(a)	93,620	5,737,970

Hotels, Restaurants & Leisure (1.16%)
Carnival Corp.	220,330	8,566,430
Yum! Brands, Inc.	78,600	3,012,738

		11,579,168

Household Durables (1.21%)
DR Horton, Inc.	196,720	2,478,672
Fortune Brands, Inc.	1,975	95,807
NVR, Inc.(a)	10,285	7,472,053
Pulte Group, Inc.(a)	173,871	1,956,049

		12,002,581

Internet & Catalog Retail (1.19%)
Amazon.com, Inc.(a)	75,870	10,297,835
priceline.com, Inc.(a)	5,950	1,517,250

		11,815,085

Media (2.22%)
Liberty Media Corp., Capital Group, Series A(a)	87,319	3,175,792
The McGraw-Hill Cos., Inc.	190,800	6,802,020
Omnicom Group, Inc.	182,850	7,096,409
Scripps Networks Interactive, Inc., Class A	52,290	2,319,061
The Walt Disney Co.	76,889	2,684,195

		22,077,477

Multi-Line Retail (1.60%)
J.C. Penney Co., Inc.	308,830	9,935,061
Nordstrom, Inc.	57,832	2,362,437
Target Corp.	68,218	3,588,267

		15,885,765

Specialty Retail (1.93%)
Best Buy Co., Inc.	77,319	3,289,150
Guess?, Inc.	45,711	2,147,503
The Home Depot, Inc.	76,600	2,478,010
The Sherwin-Williams Co.	79,350	5,370,408
Staples, Inc.	250,000	5,847,500

		19,132,571

▶CONSUMER STAPLES (5.42%)
Beverages (0.19%)
The Coca-Cola Company	35,000	$1,925,000

Food & Staples Retailing (2.18%)
Costco Wholesale Corp.	127,560	7,616,608
CVS Caremark Corp.	121,300	4,434,728
Walgreen Co.	178,500	6,620,565
Wal-Mart Stores, Inc.	52,700	2,930,120

		21,602,021

Food Products (0.98%)
General Mills, Inc.	39,518	2,797,479
Kraft Foods, Inc.	133,150	4,026,456
Smithfield Foods, Inc.(a)	17,040	353,410
Tyson Foods, Inc., Class A	134,542	2,576,479

		9,753,824

Household Products (0.95%)
Colgate-Palmolive Co.	23,548	2,007,703
The Procter & Gamble Co.	117,900	7,459,533

		9,467,236

Personal Products (0.42%)
Avon Products, Inc.	123,975	4,199,033

Tobacco (0.70%)
Philip Morris International, Inc.	132,509	6,911,669

▶ENERGY (11.70%)
Energy Equipment & Services (2.72%)
FMC Technologies, Inc.(a)	69,210	4,473,042
Oceaneering International, Inc.(a)	102,400	6,501,376
Schlumberger Ltd.	139,621	8,860,349
Tidewater, Inc.	92,000	4,348,840
Weatherford International Ltd.(a)	176,584	2,800,622

		26,984,229

Oil, Gas & Consumable Fuels (8.98%)
Anadarko Petroleum Corp.	71,710	5,222,640
Apache Corp.	37,100	3,765,650
Arch Coal, Inc.	482,885	11,033,922
BP Plc(b)	82,629	4,715,637
Chesapeake Energy Corp.	507,194	11,990,066
Chevron Corp.	76,000	5,763,080
ConocoPhillips	129,000	6,600,930
Consol Energy, Inc.	120,945	5,159,514
Devon Energy Corp.	105,000	6,765,150
Exxon Mobil Corp.	121,400	8,131,372
Occidental Petroleum Corp.	74,000	6,255,960
Petrohawk Energy Corp.(a)	282,858	5,736,360
Valero Energy Corp.	406,950	8,016,915

		89,157,196

▶FINANCIALS (20.53%)
Capital Markets (3.98%)
Bank of New York Mellon Corp.	230,000	$7,102,400
The Charles Schwab Corp.	222,600	4,160,394
The Goldman Sachs Group, Inc.	20,404	3,481,535
Morgan Stanley	327,150	9,582,223
State Street Corp.	201,500	9,095,710
UBS AG(a)	374,100	6,090,348

		39,512,610

Commercial Banks (2.93%)
Comerica, Inc.	106,625	4,056,015
PNC Financial Services Group, Inc.	250,476	14,953,417
Wells Fargo & Co.	324,570	10,100,619

		29,110,051

Consumer Finance (2.25%)
American Express Co.	135,000	5,570,100
Capital One Financial Corp.	92,125	3,814,896
Mastercard, Inc., Class A	15,286	3,882,644
Visa, Inc., Class A	99,600	9,066,588

		22,334,228

Diversified Financial Services (5.23%)
Bank of America Corp.	1,458,371	26,031,922
Citigroup, Inc.(a)	1,729,313	7,003,718
IntercontinentalExchange, Inc.(a)	68,218	7,652,695
JPMorgan Chase & Co.	251,275	11,244,556

		51,932,891

Insurance (5.21%)
ACE Ltd.	77,500	4,053,250
Aflac, Inc.	19,690	1,068,970
The Allstate Corp.	382,535	12,359,706
Assured Guaranty Ltd.	228,219	5,013,972
Axis Capital Holdings Ltd.	167,350	5,231,361
Brown & Brown, Inc.	115,325	2,066,624
Fidelity National Financial, Inc.	251,995	3,734,566
Genworth Financial, Inc., Class A(a)	144,215	2,644,903
The Hartford Financial Services Group, Inc.	86,500	2,458,330
RenaissanceRe Holdings Ltd.	35,145	1,994,830
Torchmark Corp.	130,325	6,973,691
Willis Group Holdings Plc	130,025	4,068,482

		51,668,685

Real Estate Investment Trusts (0.93%)
Annaly Capital Management, Inc.	406,339	6,980,904
Redwood Trust, Inc.	148,420	2,288,636

		9,269,540

▶HEALTH CARE (10.28%)
Biotechnology (2.72%)
Celgene Corp.(a)	68,684	4,255,661
Genzyme Corp.(a)	60,000	3,109,800
Gilead Sciences, Inc.(a)	327,771	14,907,025
Myriad Genetics, Inc.(a)	198,368	4,770,750

		27,043,236

Health Care Equipment & Supplies (3.38%)
Boston Scientific Corp.(a)	11,245	$81,189
Covidien Ltd.	86,000	4,324,080
Intuitive Surgical, Inc.(a)	14,700	5,117,511
Medtronic, Inc.	57,000	2,566,710
NuVasive, Inc.(a)	22,601	1,021,565
St. Jude Medical, Inc.(a)	109,656	4,501,379
Varian Medical Systems, Inc.(a)	157,700	8,725,541
Zimmer Holdings, Inc.(a)	121,800	7,210,560

		33,548,535

Health Care Providers & Services (1.13%)
Aetna, Inc.	154,825	5,435,906
Brookdale Senior Living, Inc.(a)	142,594	2,970,233
WellPoint, Inc.(a)	42,882	2,760,743

		11,166,882

Health Care Technology (0.62%)
Cerner Corp.(a)	72,332	6,152,560

Life Sciences Tools & Services (0.65%)
Life Technologies Corp.(a)	123,400	6,450,118

Pharmaceuticals (1.78%)
Allergan, Inc.	81,000	5,290,920
Bristol-Myers Squibb Co.	208,442	5,565,401
Johnson & Johnson	48,375	3,154,050
Teva Pharmaceutical Industries Ltd.(b)	58,732	3,704,815

		17,715,186

▶INDUSTRIALS (9.67%)
Aerospace & Defense (3.29%)
Alliant Techsystems, Inc.(a)	8,414	684,058
The Boeing Co.	156,565	11,368,185
Honeywell International, Inc.	133,579	6,047,121
L-3 Communications Holdings, Inc.	65,625	6,013,219
Northrop Grumman Corp.	130,525	8,558,524

		32,671,107

Air Freight & Logistics (1.26%)
C.H. Robinson Worldwide, Inc.	150,145	8,385,598
Expeditors International of Washington, Inc.	113,190	4,178,975

		12,564,573

Commercial Services & Supplies (1.20%)
The Dun & Bradstreet Corp.	28,000	2,083,760
Monster Worldwide, Inc.(a)	420,000	6,976,200
Quanta Services, Inc.(a)	148,600	2,847,176

		11,907,136

Construction & Engineering (0.44%)
Fluor Corp.	93,953	4,369,754

Electrical Equipment (1.03%)
Cooper Industries Plc	85,600	$4,103,664
Rockwell Automation, Inc.	108,150	6,095,334

		10,198,998

Industrial Conglomerates (1.13%)
Textron, Inc.	205,458	4,361,874
Tyco International Ltd.	179,000	6,846,750

		11,208,624

Machinery (1.32%)
Flowserve Corp.	55,906	6,164,754
Navistar International Corp.(a)	85,871	3,841,010
Terex Corp.(a)	134,749	3,060,150

		13,065,914

▶INFORMATION TECHNOLOGY (22.82%)
Communications Equipment (4.07%)
Alcatel-Lucent(a)(b)	1,321,733	4,123,807
Brocade Communications Systems, Inc.(a)	265,743	1,517,393
Cisco Systems, Inc.(a)	254,000	6,611,620
Corning, Inc.	290,000	5,860,900
Motorola, Inc.(a)	212,775	1,493,680
QUALCOMM, Inc.	414,242	17,394,022
Research In Motion Ltd.(a)	45,600	3,372,120

		40,373,542

Computers & Peripherals (5.91%)
Apple, Inc.(a)	107,861	25,339,785
Dell, Inc.(a)	1,441,140	21,631,511
Hewlett-Packard Co.	220,431	11,715,908

		58,687,204

Electronic Equipment & Instruments (1.73%)
Avnet, Inc.(a)	214,940	6,448,200
Tyco Electronics Ltd.	391,625	10,761,855

		17,210,055

Internet Software & Services (2.36%)
Baidu, Inc.(a)(b)	3,362	2,007,114
eBay, Inc.(a)	256,000	6,899,200
Google, Inc., Class A(a)	22,688	12,864,323
Yahoo!, Inc.(a)	101,600	1,679,448

		23,450,085

IT Services (2.04%)
Cognizant Technology Solutions Corp.(a)	149,600	7,626,608
The Western Union Co.	744,700	12,630,112

		20,256,720

Semiconductors & Semiconductor Equipment (2.66%)
Analog Devices, Inc.	203,000	5,850,460
ASML Holding N.V.	46,435	1,643,799
International Rectifier Corp.(a)	348,013	7,969,498

Lam Research Corp.(a)	135,455	$5,055,180
Novellus Systems, Inc.(a)	235,200	5,880,000

		26,398,937

Software (4.05%)
Adobe Systems, Inc.(a)	275,240	9,735,239
CA, Inc.	256,750	6,025,922
Microsoft Corp.	398,763	11,671,793
Oracle Corp.	327,022	8,401,195
Salesforce.com, Inc.(a)	58,200	4,332,990

		40,167,139

▶MATERIALS (2.53%)
Chemicals (1.75%)
Monsanto Co.	170,193	12,155,184
Praxair, Inc.	62,700	5,204,100

		17,359,284

Metals & Mining (0.78%)
Alcoa, Inc.	410,000	5,838,400
United States Steel Corp.	30,915	1,963,721

		7,802,121

▶TELECOMMUNICATION SERVICES (0.33%)
Wireless Telecommunication Services (0.33%)
American Tower Corp., Class A(a)	76,860	3,275,004

▶UTILITIES (3.13%)
Electric Utilities (1.34%)
Allegheny Energy, Inc.	298,930	6,875,390
Edison International	137,275	4,690,687
FPL Group, Inc.	35,384	1,710,108

		13,276,185

Gas Utilities (0.86%)
EQT Corp.	208,461	8,546,901

Independent Power Producers & Energy Traders (0.54%)
RRI Energy, Inc.(a)	1,463,010	5,398,507

Multi-Utilities (0.39%)
Sempra Energy	77,150	3,849,785

TOTAL COMMON STOCKS (COST OF $976,755,740)		971,288,335

EXCHANGE TRADED FUND (0.07%)
▶EXCHANGE TRADED FUND (0.07%)
iShares Russell 1000 Value Index Fund (COST OF $684,020)	11,940	729,176

	PAR VALUE	MARKET VALUE
SHORT TERM INVESTMENT (2.04%)
▶REPURCHASE AGREEMENT (2.04%)
Repurchase agreement with State Street Bank & Trust Co., dated 03/31/10, due 04/01/10 at 0.010%, collateralized by several Fannie Mae and Freddie Mac instruments with various maturity dates, market value of $20,653,283 (Repurchased proceeds of $20,238,006) (COST OF $20,238,000)	$20,238,000	20,238,000

TOTAL INVESTMENTS (99.93%) (COST OF 997,677,760)(C)		992,255,511
OTHER ASSETS IN EXCESS OF LIABILITIES (0.07%)		697,250

NET ASSETS (100.00%)		$992,952,761
NET ASSET VALUE PER SHARE (182,678,079 SHARES OUTSTANDING)		$5.44

Notes to Schedule of Investments:
(a) Non-Income producing security.
(b) American Depositary Receipt.
(c) Cost of investments for federal income tax purposes is $1,006,953,245.

Gross unrealized appreciation and depreciation at March 31, 2010 based on cost of investments for federal income tax purposes is as follows:

Gross unrealized appreciation		$113,048,064
Gross unrealized depreciation		(128,111,564)

Net unrealized depreciation		$(15,063,500)

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS

MARCH 31, 2010 (UNAUDITED)

NOTE 1. ORGANIZATION

Liberty All-Star Equity Fund (the “Fund”) is a Massachusetts business trust registered under the Investment Company Act of 1940 (the “Act”), as amended, as a diversified, closed-end management investment company.

Investment Goal

The Fund seeks total investment return comprised of long-term capital appreciation and current income through investing primarily in a diversified portfolio of equity securities.

Fund Shares

The Fund may issue an unlimited number of shares of beneficial interest.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Equity securities are valued at the last sale price at the close of the principal exchange on which they trade, except for securities listed on the NASDAQ, which are valued at the NASDAQ official closing price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees (the “Board”), based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.

Short-term debt obligations maturing in more than 60 days for which market quotations are readily available are valued at current market value. Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith under consistently applied procedures approved by and under the general supervision of the Board.

Foreign Securities

The Fund invests in foreign securities which may involve a number of risk factors and special considerations not present with investments in securities of U.S. corporations.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Foreign Currency Translation

The books and records of the Fund are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Prevailing foreign exchange rates may generally be obtained at the close of the NYSE, normally 4:00 p.m. Eastern Time. As available and as provided by an appropriate pricing service, translation of foreign security and currency market values may also occur with the use of foreign exchange rates obtained at approximately 11:00 a.m. Eastern Time, which approximates the close of the London Exchange. The portion of unrealized and realized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment advisor has determined are creditworthy. The Fund, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Income Recognition

Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities. Corporate actions and dividend income are recorded on the ex-date.

The Fund estimates components of distributions from real estate investment trusts (REIT’s). Distributions received in excess of income are recorded as a reduction of the cost of the related investments. Once the REIT reports annually the tax character of its distributions, the Fund revises its estimates. If the Fund no longer owns the applicable securities, any distributions received in excess of income are recorded as realized gains.

Fair Value Measurements

The Fund discloses the classification of its fair value measurements following the three-tier hierarchy established by the Financial Accounting Standards Board (“FASB”). Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 – Quoted prices in active markets for identical investments

Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2010.

Valuation Inputs	Investments in Securities
Level 1-
Quoted Prices
Common Stocks	$971,288,335
Exchange Traded Fund	729,176

Level 2-
Other Significant Observable Inputs
Short Term Investment	20,238,000

Level 3-
Significant Unobservable Inputs	—

Total	$992,255,511

For the three months ended March 31, 2010, the Fund did not have significant unobservable inputs (Level 3) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

Federal Income Tax Status

For federal income tax purposes, the Fund currently qualifies, and intends to remain qualified, as a regulated investment company under the provisions of Subchaper M of the Internal Revenue Code by distributing substantially all of its investment company taxable net income including realized gain, not offset by capital loss carryforwards, if any, to its shareholders. Accordingly, no provision for federal income or excise taxes has been made.

In accordance with ASC 740 “Accounting for Uncertainty in Income Taxes,” (formerly FIN 48), the financial statement effects of a tax position taken or expected to be taken in a tax return are to be recognized in the financial statements when it is more likely than not, based on the technical merits, that the position will be sustained upon examination. Management has concluded that the Fund has taken no uncertain tax positions that require adjustment to the financial statements to comply with the provisions of ASC 740. The Fund files income tax returns in the U.S. federal jurisdiction and Colorado. For the years ended December 31, 2006 through December 31, 2009 for the federal jurisdiction and for the years ended December 31, 2006 through December 31, 2009 for Colorado, the Fund’s returns are still open to examination by the appropriate taxing authority.

Distributions to Shareholders

The Fund currently has a policy of paying distributions on its shares of beneficial interest totaling approximately 6% of its net asset value per year. The distributions are payable in four quarterly distributions of 1.5% of the Fund’s net asset value at the close of the New York Stock Exchange on the Friday prior to each quarterly declaration date. Distributions to shareholders are recorded on ex-date.

Indemnification

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund. Also, under the Fund’s organizational documents and by contract, the Trustees and Officers of the Fund are indemnified against certain liabilities that may arise out of their duties to the Fund. However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be minimal.

Recent Accounting Pronouncements

In June 2009, the FASB issued FASB ASC 105 (formerly FASB Statement No. 168), establishing the FASB Accounting Standards Codification™ (ASC) as the source of authoritative generally accepted accounting principles (GAAP) to be applied by nongovernmental entities. FASB ASC 105 is effective for annual and interim periods ending after September 15, 2009, and the Company has updated its references to GAAP in this report in accordance with the provisions of this pronouncement. The implementation of FASB ASC 105 did not have a material effect on its financial position or results of operations.

In April 2009, the FASB issued [FASB ASC 820-10-65 (formerly FASB Staff Position No. FAS 157-4)], Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly. This standard applies to all assets and liabilities within the scope of accounting pronouncements that require or permit fair value measurements, with certain defined exceptions, and provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased. ASC 820-10-65 is effective for interim reporting periods ending after June 15, 2009. The implementation of ASC 820-10-65 did not have a material effect on the Company’s financial position or results of operations.

Item 2 – Controls and Procedures.

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the registrant’s Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LIBERTY ALL-STAR EQUITY FUND

By:	/s/ WILLIAM PARMENTIER
William Parmentier
President (principal executive officer)

Date:	May 21, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ WILLIAM PARMENTIER
William Parmentier
President (principal executive officer)

Date:	May 21, 2010

By:	/s/ JEREMY O. MAY
Jeremy O. May
Treasurer (principal financial officer)

Date:	May 21, 2010